Basis of Presentation	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Presentation
BASIS OF PRESENTATION
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (the "IASB"). The significant accounting policies set forth below were consistently applied to all periods presented.

The consolidated financial statements were approved by the Board of Directors of Baytex on March 5, 2018.

The consolidated financial statements have been prepared on a historical cost basis, with the exception of certain fair value measurements noted in the accounting policies set forth below. The consolidated financial statements are presented in Canadian dollars which is the functional currency of the Company. All financial information is rounded to the nearest thousand, except per share amounts or when otherwise indicated.

Measurement Uncertainty and Judgments

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. These judgments, estimates and assumptions are based on all relevant information available to the Company at the time of financial statement preparation. Actual results can differ from those estimates as the effect of future events cannot be determined with certainty. The key areas of judgment or estimation uncertainty that have a significant risk of causing material adjustment to the reported amounts of assets, liabilities, revenues, and expenses are discussed below.

Reserves

The Company uses estimates of oil, natural gas and natural gas liquids ("NGLs") reserves in the calculation of depletion and in the determination of fair value estimates for non-financial assets. The estimation of reserves is a complex process requiring significant judgment. Estimates of the Company's reserves are reviewed annually by independent reserves evaluators and represent the estimated recoverable quantities of crude oil, natural gas and NGLs and the related net cash flows. This evaluation of reserves is prepared in accordance with the reserves definition contained in National Instrument 51-101 "Standards of Disclosure for Oil and Gas Activities" and the Canadian Oil and Gas Evaluation Handbook.

Estimates of economically recoverable oil, natural gas and NGLs and their future net cash flows are based on a number of variable factors and assumptions. Changes to estimates and assumptions such as forward price forecasts, production rates, ultimate reserve recovery, timing and amount of capital expenditures, production costs, marketability of oil and natural gas, royalty rates and other geological, economic and technical factors could have a significant impact on reported reserves. Changes in the Company's reserves estimates can have a significant impact on the carrying values of the Company's oil and gas properties, the calculation of depletion, the timing of cash flows for asset retirement obligations, asset impairments and estimates of fair value determined in accounting for business combinations.

Cash-generating Units ("CGUs")

The Company's oil and gas properties are aggregated into CGUs which are the smallest identifiable group of assets that generates cash flows that are largely independent of the cash flows from other assets or groups of assets. The aggregation of assets in CGUs requires management judgment and is based on geographical proximity, shared infrastructure and similar exposure to market risk.

Identification of Impairment and Impairment Reversal Indicators

Judgment is required to assess when indicators of impairment or impairment reversal exist and when calculation of recoverable amount is required. The CGUs comprising oil and gas properties are reviewed at each reporting date to assess whether there is any indication of impairment or impairment reversal. When completing this assessment, management considers internal and external sources of information including changes in future commodity prices, changes in industry regulations or royalty rates, asset performance and changes in the Company's estimates of economically recoverable reserves.

If indicators of impairment or impairment reversal are determined to exist, the recoverable amount of an asset or CGU is calculated based on the higher of value-in-use ("VIU") and fair value less cost of disposal ("FVLCD"). These calculations require the use of estimates and assumptions including estimates of reserve quantities, the discount rates used to present value future cash flows, future commodity prices and future abandonment and reclamation obligations. Any changes to these estimates and assumptions could impact the calculation of recoverable amount and the carrying value of assets.

Exploration and Evaluation ("E&E") Assets

Costs associated with acquiring oil and natural gas licenses and exploratory drilling are accumulated as E&E assets pending determination of technical feasibility and commercial viability. The determination of technical feasibility and commercial viability of E&E assets for the purposes of reclassifying such assets to oil and gas properties is subject to management judgment. Management uses the establishment of commercial reserves as the basis for determining technical feasibility and commercial viability. Upon determination of commercial reserves, E&E assets are tested for impairment and reclassified to oil and natural gas properties.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting when the assets acquired meet the definition of a business in accordance with IFRS. The determination of fair value assigned to assets acquired and liabilities assumed often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of oil and gas properties and E&E assets acquired include estimates of reserves acquired, forecast benchmark commodity prices and discount rates used to present value future cash flows. Changes in any of the assumptions or estimates used in determining the fair value of assets acquired and liabilities assumed could impact the amounts assigned to assets, liabilities and goodwill.

Joint Arrangements

Judgment is required to determine when the Company has joint control over an arrangement. In establishing joint control, management considers whether the decisions regarding the capital and operating activities of the arrangement require unanimous consent.

Classification of a joint arrangement once joint control has been established also requires judgment. The type of joint arrangement is determined by assessing the rights and obligations arising from the arrangement given the structure, legal form, and terms agreed upon by the parties sharing control. Arrangements where the controlling parties have rights to the net assets of the arrangement are classified as joint ventures. Arrangements where the controlling parties have rights to the assets and revenues, and obligations for the liabilities and expenses, are classified as joint operations.

Financial Derivatives

Financial derivatives are measured at fair value on each reporting date. The Company uses estimates of future commodity prices available at period end to determine the fair value of outstanding financial derivatives. Changes in market pricing between period end and settlement of the derivative contracts could have a significant impact on financial results related to the financial derivatives.

Asset Retirement Obligations

The amounts recorded for asset retirement obligations are based on the Company's net ownership interest in wells and facilities, estimated costs to abandon and reclaim the wells and the facilities, the estimated time period during which these costs will be incurred in the future and discount and inflation rates. The provision for asset retirement obligations represents management's best estimate of the present value of the future abandonment and reclamation costs required under current regulatory requirements. Actual abandonment and reclamation costs could be materially different from estimated amounts.

Foreign Operations

The functional currency of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. Certain subsidiaries of the Company operate and transact primarily in currencies other than the Canadian dollar. The designation of a subsidiary's functional currency is a management judgment based on the currency of the primary economic environment in which the subsidiary operates.

Legal

The Company is engaged in litigation and claims arising in the normal course of operations where the actual outcome may vary from the amount recognized in the consolidated financial statements. None of these claims are expected to materially affect the Company's financial position or reported results of operations.

Income Taxes

Regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate are subject to change. Interpretation and application of existing regulation and legislation requires management judgment. Income tax filings are subject to audit and re-assessment and changes in facts, circumstances and interpretations of the standards may result in a material change to the Company's provision for income taxes. Estimates of future income taxes are subject to measurement uncertainty.